S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jul. 30, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Sponsor Information
Our sponsor, Range Capital Acquisition Sponsor II, LLC, is a Delaware
limited liability company
, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Tim Rotolo, our Chairman and Chief Executive Officer, controls the management of our sponsor, including the exercise of voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Mr. Rotolo will have an indirect interest in an aggregate of
3
,
981
,667
 founder shares (or approximately 59.7% of the outstanding founder shares, assuming the over-allotment option is not exercised) and
8
0,000
 private placement units through Class A membership units and Class B membership units, respectively, in our sponsor. As of the date of this prospectus, other than Mr. Rotolo, no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities.
Two of our independent director nominees, John Lovett and James Grigor, will purchase membership units in our sponsor for a purchase price of approximately $91,429 and $45,714, respectively (or approximately $100,000 and $50,000, respectively if the underwriters’ over-allotment option is exercised in full), reflecting indirect interests in certain of the founder shares and private placement units held by the sponsor, as set forth in the table below. Additionally, subject to each non-managing
sponsor investor purchasing, through the sponsor, the private placement units allocated to it in connection with the closing of this offering, the sponsor will issue Class A membership units at a nominal purchase price of $0.003 per unit to the non-managing
sponsor investors reflecting interests in an aggregate of 2,450,286 founder shares (or 2,680,000 founder shares if the underwriters’ over-allotment option is exercised in full) held by the sponsor.
Non-managing
sponsor investors will hold their interests in the private placement units through the Class B membership units in the sponsor. Non-managing
sponsor investors will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Range Capital Acquisition Sponsor II, LLC	$20,000 per month	Office space, administrative and shared personnel support services

	7,566,667 ordinary shares (1)(2)	$24,673.92

400,000 private placement units (or up to 430,000 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering
(3)
$4,000,000 (or up to $4,300,000 if the underwriters’ over-allotment option is exercised in full)

	Up to $250,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses.

Independent director nominees and management
Each of our three independent director nominees and our Chief Financial Officer has purchased 25,000 founder shares. In addition, through their interests in the sponsor, Mr. Rotolo, Mr. Lovett and Mr. Grigor will have indirect interests in founder shares and private placement units as follows: Mr. Rotolo – 3,981,667 founder shares (or 4,741,667 if the over-allotment option is exercised in full) and 80,000 private placement units; Mr. Lovett – 73,143 founder shares and 9,143 private placement units (or 80,000 founder shares and 10,000 private placement units if the over-allotment option is exercised in full); Mr. Grigor – 36,571 founder shares and 4,571 private placement units (or 40,000 founder shares and 5,000 private placement units if the over-allotment option is exercised in full).
$0.003 per founder share and $10.00 per private placement unit

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Range Capital Acquisition Sponsor II, LLC, our officers, or directors, or our or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees
Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Our initial shareholders and their respective affiliates	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

(1)
Of the Class B ordinary shares, the
non-managing
sponsor investors own, indirectly through the purchase of
non-managing
membership interests, 2,450,286 founder shares (or 2,680,000 founder shares if the underwriters’ over-allotment option is exercised in full), which were purchased for approximately $0.003 per share. The non-managing
sponsor investors will have no right to vote the founder shares that they hold indirectly through their Class A membership units in the sponsor.

(2)	In September 2025, our sponsor transferred 25,000 founder shares to our Chief Financial Officer for the original purchase price per share.
(3)
The
non-managing
sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing
membership interests, an aggregate of 306,286 (or 335,000 if the underwriters’ over-allotment option is exercised in full) of the 400,000 private placement units (or 430,000 private placement units if the underwriters’ over-allotment option is exercised in full) being purchased by our sponsor at a price of $10.00 per unit ($3,062,857 in the aggregate (or $3,350,000 if the underwriters’ over-allotment option is exercised in full)) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing
sponsor membership interests is not contingent upon the participation in this offering or vice versa.

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. As a result, the holders of our founder shares (including certain of our directors and officers that indirectly own founder shares) could make a substantial profit after our initial business combination even if our public shareholders lose money on their investment as a result of a decrease in the post-combination value of their Class A ordinary shares. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. See
“Risk Factors — Risks Relating to our Management Team — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”
and
“Dilution.”
In addition, the cashless exercise of the private placement warrants included in the private placement units purchased by our sponsor at the closing of this offering would increase the dilution to our public shareholders. Further, the conversion of any working capital loans into private placement units, as well as the cashless exercise of the private placement warrants that are issued as part of such units, would further increase the dilution to our public shareholders. Additionally, we will reimburse our sponsor or an affiliate of our sponsor in an amount equal to $20,000 per month for office space, utilities and secretarial and administrative support made available to us, as described elsewhere in this prospectus.
The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. The Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 25% of the sum of (i) the total number of all Class A ordinary shares outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the Class A ordinary shares comprising part of the private placement units and the Class A ordinary shares underlying the private placement warrants), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our initial shareholders or any of their affiliates upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination and any Class A ordinary shares redeemed by public shareholders in connection with any amendment to our amended and restated memorandum and articles of association made prior to the consummation of the initial business combination (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-business
combination activity; provided that such conversion of founder shares will never occur on a less than one-for-one
basis.
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
	day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	Our sponsor, officers, directors and director nominees	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor and their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	Our sponsor, officers, directors and director nominees and BTIG	Same as above (other than clauses (f) and (g) with respect to the inclusion of BTIG).

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Our sponsor, officers, directors and director nominees and BTIG	The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) pursuant to the letter agreement described in the immediately preceding paragraphs.